NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, "the company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is building the Internet of Things ("IoT") with intelligent wireless solutions that empower organizations to innovate in the connected world. We offer the industry's most comprehensive portfolio of second generation ("2G"), third generation ("3G") and fourth generation ("4G") cellular embedded wireless modules and gateways, seamlessly integrated with our secure cloud and connectivity services. Original Equipment Manufacturers ("OEMs") and enterprises worldwide trust our innovative cellular solutions to get their connected products and services to market faster. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world. We have sales, engineering, and research and development teams located in offices around the world.

We have three reportable segments effective October 1, 2015 reflecting our current organization subsequent to the acquisitions of Wireless Maingate AB ("Maingate"), Accel Networks LLC ("Accel"), and MobiquiThings SAS ("MobiquiThings") (note 5), combined with a reorganization of our Enterprise Solutions business segment to provide dedicated focus on our gateways business. Prior to October 1, 2015, we had two reportable segments, OEM Solutions and Enterprise Solutions, and the operations of the three acquisitions during the year were included in the Enterprise Solutions segment.

We have the following three segments:

OEM Solutions	- AirPrime embedded wireless modules for IoT connectivity, including an embedded application framework to support customer applications

Enterprise Solutions	- Airlink intelligent gateways, including systems and services for secure gateway management

Cloud and Connectivity Services
- Cloud and Connectivity services, including managed cellular connectivity for the IoT and cloud based services for operations management and application enablement (reflects our AirVantage cloud plus the acquisitions of Maingate, Accel, MobiquiThings)

The primary markets for our products are North America, Europe and Asia Pacific.